Significant Accounting Policies (Details)		9 Months Ended	12 Months Ended
	Apr. 01, 2024 shares	Sep. 30, 2024 operatingSegment	Dec. 31, 2023 operatingSegment	Jul. 26, 2022
Accounting Policies [Abstract]
Spinoff transaction, percent of shares outstanding distributed	80.10%			80.10%
Issuance of common stock in connection with Spin-Off and reclassification of net parent investment (in shares) | shares	172,709,505
Number of operating segments | operatingSegment		4	4